UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21162

Name of Fund:  BlackRock Fundamental Growth Principal Protected Fund
               of BlackRock Principal Protected Trust

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments


BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments as of November 30, 2007 (Unaudited)

                                              Shares
Industry                                        Held    Common Stocks                                                    Value
Aerospace & Defense - 3.8%                     9,500    Boeing Co.                                                 $      879,130
                                               8,600    Lockheed Martin Corp.                                             951,762
                                               1,300    Precision Castparts Corp.                                         191,542
                                               9,600    Spirit Aerosystems Holdings, Inc. Class A (c)                     335,520
                                              10,200    United Technologies Corp.                                         762,654
                                                                                                                   --------------
                                                                                                                        3,120,608

Beverages - 2.8%                              40,300    Diageo Plc                                                        905,590
                                              18,700    PepsiCo, Inc.                                                   1,443,266
                                                                                                                   --------------
                                                                                                                        2,348,856

Biotechnology - 2.6%                          15,000    Celgene Corp. (c)                                                 923,250
                                              26,500    Gilead Sciences, Inc. (c)                                       1,233,310
                                                                                                                   --------------
                                                                                                                        2,156,560

Capital Markets - 3.2%                         2,300    Affiliated Managers Group, Inc. (c)                               285,775
                                              31,500    The Charles Schwab Corp.                                          765,765
                                               4,500    Franklin Resources, Inc.                                          554,310
                                              13,100    State Street Corp.                                              1,046,559
                                                                                                                   --------------
                                                                                                                        2,652,409

Chemicals - 3.9%                               4,800    Air Products & Chemicals, Inc.                                    475,392
                                              12,500    Monsanto Co.                                                    1,242,125
                                               4,900    The Mosaic Co. (c)                                                338,835
                                               2,800    Potash Corp. of Saskatchewan, Inc.                                335,692
                                               9,300    Praxair, Inc.                                                     794,034
                                                                                                                   --------------
                                                                                                                        3,186,078

Communications Equipment - 2.5%               72,300    Cisco Systems, Inc. (c)                                         2,025,846

Computers & Peripherals - 4.4%                10,400    Apple Computer, Inc. (c)                                        1,895,088
                                              36,800    EMC Corp. (c)                                                     709,136
                                              20,100    Hewlett-Packard Co.                                             1,028,316
                                                                                                                   --------------
                                                                                                                        3,632,540

Construction & Engineering - 1.1%              3,100    Fluor Corp.                                                       456,227
                                               5,000    Jacobs Engineering Group, Inc. (c)                                418,850
                                                                                                                   --------------
                                                                                                                          875,077

Diversified Financial Services - 1.4%          1,300    CME Group, Inc.                                                   856,180
                                               1,900    IntercontinentalExchange, Inc. (c)                                317,224
                                                                                                                   --------------
                                                                                                                        1,173,404

Electrical Equipment - 1.5%                   16,500    Emerson Electric Co.                                              940,830
                                               4,300    General Cable Corp. (c)                                           319,834
                                                                                                                   --------------
                                                                                                                        1,260,664

Energy Equipment & Services - 4.8%             6,900    Baker Hughes, Inc.                                                553,863
                                              10,700    Grant Prideco, Inc. (c)                                           514,670
                                              10,100    National Oilwell Varco, Inc. (c)                                  688,315
                                               9,300    Schlumberger Ltd.                                                 869,085
                                               5,457    Transocean, Inc.                                                  749,175
                                               9,500    Weatherford International Ltd. (c)                                594,890
                                                                                                                   --------------
                                                                                                                        3,969,998

Food & Staples Retailing - 1.8%               36,900    CVS/Caremark Corp.                                              1,479,321

Health Care Equipment &                        3,900    Alcon, Inc.                                                       542,646
Supplies - 2.9%                               12,596    Hologic, Inc. (c)                                                 836,248
                                               2,100    Intuitive Surgical, Inc. (c)                                      688,128
                                               5,200    Zimmer Holdings, Inc. (c)                                         336,596
                                                                                                                   --------------
                                                                                                                        2,403,618

Health Care Providers &                       16,200    Aetna, Inc.                                                       905,256
Services - 1.1%

Hotels, Restaurants & Leisure - 1.3%          17,700    McDonald's Corp.                                                1,034,919

Household Products - 2.6%                     29,200    The Procter & Gamble Co.                                        2,160,800

IT Services - 1.1%                             9,600    Cognizant Technology Solutions Corp. (c)                          298,560
                                              15,700    Infosys Technologies Ltd.                                         634,934
                                                                                                                   --------------
                                                                                                                          933,494

Industrial Conglomerates - 2.6%               39,100    General Electric Co.                                            1,497,139
                                               9,900    Textron, Inc.                                                     683,595
                                                                                                                   --------------
                                                                                                                        2,180,734

Internet & Catalog Retail - 1.1%              10,500    Amazon.com, Inc. (c)                                              950,880

Internet Software & Services - 4.7%           17,700    Akamai Technologies, Inc. (c)                                     673,662
                                              21,600    eBay, Inc. (c)                                                    724,248
                                               3,600    Google, Inc. Class A (c)                                        2,494,800
                                                                                                                   --------------
                                                                                                                        3,892,710

Life Sciences Tools & Services - 2.3%          5,600    Covance, Inc. (c)                                                 489,048
                                              18,500    Thermo Fisher Scientific, Inc. (c)                              1,066,340
                                               4,700    Waters Corp. (c)                                                  366,788
                                                                                                                   --------------
                                                                                                                        1,922,176

Machinery - 0.9%                               2,400    Deere & Co.                                                       412,320
                                               2,100    Flowserve Corp.                                                   197,589
                                               2,400    Terex Corp. (c)                                                   154,680
                                                                                                                   --------------
                                                                                                                          764,589

Media - 1.1%                                  42,850    Comcast Corp. Class A (c)                                         880,139

Metals & Mining - 1.4%                        13,900    Barrick Gold Corp.                                                563,089
                                               5,600    Freeport-McMoRan Copper & Gold, Inc. Class B                      554,008
                                                                                                                   --------------
                                                                                                                        1,117,097

Multiline Retail - 0.7%                        5,700    J.C. Penney Co., Inc.                                             251,484
                                               4,800    Target Corp.                                                      288,288
                                                                                                                   --------------
                                                                                                                          539,772

Oil, Gas & Consumable Fuels - 0.7%            10,300    Consol Energy, Inc.                                               610,584

Pharmaceuticals - 3.6%                        20,100    Abbott Laboratories                                             1,155,951
                                              18,900    Merck & Co., Inc.                                               1,121,904
                                              15,800    Teva Pharmaceutical Industries Ltd. (a)                           705,154
                                                                                                                   --------------
                                                                                                                        2,983,009

Semiconductors & Semiconductor                33,400    Intel Corp.                                                       871,072
Equipment - 1.7%                              16,650    Nvidia Corp. (c)                                                  525,141
                                                                                                                   --------------
                                                                                                                        1,396,213

Software - 4.0%                               19,000    Adobe Systems, Inc. (c)                                           800,660
                                              55,000    Microsoft Corp.                                                 1,848,000
                                              34,500    Oracle Corp. (c)                                                  696,210
                                                                                                                   --------------
                                                                                                                        3,344,870

Specialty Retail - 1.1%                        3,600    Abercrombie & Fitch Co. Class A                                   295,344
                                               6,000    Best Buy Co., Inc.                                                306,300
                                               5,300    GameStop Corp. Class A (c)                                        304,485
                                                                                                                   --------------
                                                                                                                          906,129

Textiles, Apparel & Luxury                     8,300    Coach, Inc. (c)                                                   308,262
Goods - 0.4%

Tobacco - 1.3%                                13,400    Altria Group, Inc.                                              1,039,304

Wireless Telecommunication                     6,700    China Mobile (Hong Kong) Ltd. (a)                                 614,122
Services - 0.7%

                                                        Total Common Stocks
                                                        (Cost - $45,020,295) - 71.1%                                   58,770,038

                                                Face
                                              Amount    U.S. Government Obligations
                                    $     24,909,000    U.S. Treasury STRIPS, due 11/15/2009 (b)(f)                    23,494,816

                                                        Total U.S. Government Obligations
                                                        (Cost - $23,188,057) - 28.4%                                   23,494,816

                                                        Short-Term Securities
Time Deposits - 0.0%                              13    Brown Brothers Harriman & Co., 3.90%
                                                        due 11/30/2007                                                         13

                                          Beneficial
                                            Interest
                                    $        312,784    BlackRock Liquidity Series, LLC
                                                        Cash Sweep Series, 4.75% (d)(e)                                   312,784

                                                        Total Short-Term Securities  (Cost - $312,797) - 0.4%             312,797

                                           Number of
                                           Contracts    Options Purchased
Call Options Purchased                            36    Abercrombie & Fitch Co. Class A, expiring January 2008
                                                        at $75                                                             34,020
                                                  60    Best Buy Co., Inc., expiring January 2008
                                                        at $47.5                                                           28,200
                                                  83    Coach, Inc., expiring January 2008 at $35                          31,540
                                                  57    J.C. Penney Co., Inc., expiring January 2008
                                                        at $47.5                                                           10,688
                                                  48    Target Corp., expiring January 2008 at $57.5                       26,880

                                                        Total Options Purchased
                                                        (Premiums Paid - $106,582) - 0.1%                                 131,328

                                                        Total Investments Before Options Written
                                                        (Cost - $68,627,731*) - 100.0%                                 82,708,979


                                                        Options Written
Call Options Written                              72    Abercrombie & Fitch Co. Class A, expiring January 2008
                                                        at $80                                                           (44,280)
                                                 120    Best Buy Co., Inc., expiring January 2008 at $50                 (37,200)
                                                 166    Coach, Inc., expiring January 2008 at $37.5                      (38,180)
                                                  28    General Cable Corp., expiring February 2008
                                                        at $70                                                           (28,280)
                                                 114    J.C. Penney Co., Inc., expiring January 2008
                                                        at $50                                                           (13,110)
                                                  96    Target Corp., expiring January 2008 at $60                       (38,880)

                                                        Total Options Written
                                                        (Premiums Received - $147,435 ) - (0.2%)                        (199,930)

                                                        Total Investments, Net of Options Written
                                                        (Cost - $68,480,296)  - 99.8%                                  82,509,049
                                                        Other Assets Less Liabilities - 0.2%                              193,432
                                                                                                                   --------------
                                                        Net Assets - 100.0%                                        $   82,702,481
                                                                                                                   ==============



 * The cost and unrealized appreciation (depreciation) of investments, as of November 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $        69,205,721
                                                 ===================
    Gross unrealized appreciation                $        14,444,335
    Gross unrealized depreciation                          (941,077)
                                                 -------------------
    Net unrealized appreciation                  $        13,503,258
                                                 ===================

(a) Depositary receipts.

(b) Separately Traded Registered Interest and Principal of Securities
    (STRIPS).

(c) Non-income producing security.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                 Net                Interest
    Affiliate                                  Activity              Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                     $    (906,734)        $    19,711

(e) Represents the current yield as of November 30, 2007.

(f) Separately Traded Registered Interest and Principal of Securities
    (STRIPS).

 o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Fundamental Growth Principal Protected Fund of
BlackRock Principal Protected Trust


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Fundamental Growth Principal Protected Fund of
       BlackRock Principal Protected Trust


Date: January 16, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Fundamental Growth Principal Protected Fund of
       BlackRock Principal Protected Trust


Date: January 16, 2008


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Fundamental Growth Principal Protected Fund of
       BlackRock Principal Protected Trust

Date: January 16, 2008